Reportable Segments	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Reportable Segments
14. Reportable Segments:
The Company has organized its business around two operating segments based on the review of discrete financial results for each of the operating segments by the Company’s chief operating decision maker (the Company’s Chairman of the Board, President and Chief Executive Officer), or CODM, for performance assessment and resource allocation purposes. Each of the Company’s operating segments represents a reportable segment under GAAP. The Company’s reportable segments are organized based on the nature and economic characteristics of the Company’s products. The Company’s two reportable segments are as follows: (1) Ecoservices provides sulfuric acid recycling to the North American refining industry; and (2) Catalyst Technologies serves the packaging and engineered plastics and the global refining, petrochemical and emissions control industries.
The Catalyst Technologies segment includes equity in net income from Zeolyst International and Zeolyst C.V. (collectively, the “Zeolyst Joint Venture”), each of which are 50/50 joint ventures with CRI Zeolites Inc. (a wholly-owned subsidiary of Royal Dutch Shell). The Zeolyst Joint Venture is accounted for using the equity method in the Company’s consolidated financial statements (see Note 11 to these consolidated financial statements for further information). Company management evaluates the Catalyst Technologies segment’s performance, including the Zeolyst Joint Venture, on a proportionate consolidation basis. Accordingly, the revenues and expenses used to compute the Catalyst Technologies segment’s adjusted earnings before interest, income taxes, depreciation and amortization (“Adjusted EBITDA”) include the Zeolyst Joint Venture’s results of operations on a proportionate basis based on the Company’s 50% ownership level. Since the Company uses the equity method of accounting for the Zeolyst Joint Venture, these items are eliminated when reconciling to the Company’s consolidated results of operations.
The Company’s management evaluates the operating results of each reportable segment based upon Adjusted EBITDA. Adjusted EBITDA consists of EBITDA, which is a measure defined as net income before interest, income taxes, depreciation and amortization (each of which is included in the Company’s consolidated statements of income), and adjusted for certain items as discussed below.
Summarized financial information for the Company’s reportable segments is shown in the following table:

	Years ended December 31,
	2020	2019	2018
Sales:
Ecoservices	$401,913	$447,080	$455,562
Catalyst Technologies (1)	94,007	85,667	72,099

Total	$495,920	$532,747	$527,661

Segment Adjusted EBITDA: (2)
Ecoservices	$157,198	$175,640	$176,499
Catalyst Technologies (3)	74,504	107,808	81,067

Total Segment Adjusted EBITDA (4)	$231,702	$283,448	$257,566

(1)
Excludes the Company’s proportionate share of sales from the Zeolyst Joint Venture accounted for using the equity method. The proportionate share of sales is $128,623, $170,338 and $156,687 for the years ended December 31, 2020, 2019 and 2018, respectively.

(2)
The Company defines Adjusted EBITDA as EBITDA adjusted for certain items as noted in the reconciliation below. Management evaluates the performance of its segments and allocates resources based on several factors, of which the primary measure is Adjusted EBITDA. Adjusted EBITDA should not be considered as an alternative to net income as an indicator of the Company’s operating performance. Adjusted EBITDA as defined by the Company may not be comparable with EBITDA or Adjusted EBITDA as defined by other companies.

(3)
The Adjusted EBITDA from the Zeolyst Joint Venture included in the Catalyst Technologies segment is $42,515 for the year ended December 31, 2020, which includes $21,157 of equity in net income plus $6,634 of amortization of investment in affiliate step-up
plus $14,724 of joint venture depreciation, amortization and interest.

The Adjusted EBITDA from the Zeolyst Joint Venture included in the Catalyst Technologies segment is $68,138 for the year ended December 31, 2019, which includes $45,899 of equity in net income plus $7,534 of amortization of investment in affiliate step-up
plus $14,705 of joint venture depreciation, amortization and interest.
The Adjusted EBITDA from the Zeolyst Joint Venture included in the Catalyst Technologies segment is $56,663 for the year ended December 31, 2018, which includes $37,437 of equity in net income plus $6,634 of amortization of investment in affiliate step-up
plus $12,592 of joint venture depreciation, amortization and interest.
(4)	Total Segment Adjusted EBITDA differs from the Company’s consolidated Adjusted EBITDA due to unallocated corporate expenses.
A reconciliation of net income attributable to Ecovyst to Segment Adjusted EBITDA is as follows:

	Years ended December 31,
	2020	2019	2018
Reconciliation of net income attributable to Ecovyst Inc. to Segment Adjusted EBITDA
Net income from continuing operations	$54,280	$31,120	$5,253
(Benefit) provision for income taxes	(52,065)	12,299	7,977
Interest expense, net	50,409	66,872	72,344
Depreciation and amortization	76,926	74,781	72,188

Segment EBITDA	129,550	185,072	157,762
Joint venture depreciation, amortization and interest	14,724	14,705	12,592
Amortization of investment in affiliate step-up	6,634	7,534	6,634
Debt extinguishment costs	25,028	3,400	7,751
Net loss on asset disposals	4,722	4,559	10,350
Foreign currency exchange (gain) loss	(5,264)	1,228	13,910
LIFO (benefit) expense	(5,262)	6,458	799
Transaction and other related costs	1,118	186	491
Equity-based compensation	17,194	13,281	16,899
Restructuring, integration and business optimization expenses	1,994	2,571	6,822
Defined benefit pension plan (benefit) cost	(598)	553	(223)
Gain on contract termination (1)	—	—	(20,612)
Other	2,775	638	4,955

Adjusted EBITDA	192,615	240,185	218,130
Unallocated corporate expenses	39,087	43,263	39,436

Segment Adjusted EBITDA	$231,702	$283,448	$257,566

(1)
Includes the
non-cash
write-off
of a long-term supply contract obligation (see Note 25), which was recorded as a reduction in other operating expense, net in the consolidated statement of income for the year ended December 31, 2018.

The Company’s consolidated results include equity in net income from affiliated companies of $21,065, $45,808 and $37,318 for the years ended December 31, 2020, 2019, and 2018, respectively. This is primarily comprised of equity in net income of $21,157, $45,899 and $37,437 in the Catalyst Technologies segment from the Zeolyst Joint Venture for the years ended December 31, 2020, 2019 and 2018, respectively. The Company’s equity in net income from affiliated companies in the consolidated results includes amortization expense related to purchase accounting fair value adjustments associated with the Zeolyst Joint Venture as a result of a prior business combination.
Capital expenditures for the Company’s reportable segments are shown in the following table:

	Years ended December 31,
	2020	2019	2018
Capital expenditures:
Ecoservices	$31,799	$42,310	$46,617
Catalyst Technologies (1)	11,177	8,984	8,390
Corporate (2)	8,622	1,243	121

Capital expenditures per the consolidated statements of cash flows	$51,598	$52,537	$55,128

(1)	Excludes the Company’s proportionate share of capital expenditures from the Zeolyst Joint Venture.
(2)	Includes corporate capital expenditures, the cash impact from changes in capital expenditures in accounts payable and capitalized interest.
Total assets by segment are not disclosed by the Company because the information is not prepared or used by the CODM to assess performance and to allocate resources.
Sales and long-lived assets by geographic area are presented in the following tables. Sales are attributed to countries based upon location of products shipped.

	Years ended December 31,
	2020	2019	2018
Sales (1) :
United States	$443,682	$492,146	$488,414
Other foreign countries	52,238	40,601	39,247

Total	$495,920	$532,747	$527,661

(1)	Except for the United States, no sales in an individual country exceeded 10% of the Company’s total sales.
The Company sold products through its Ecoservices and Catalyst Technologies segments to customer A, which accounted for 10.4%, 11.7% and 12.2% of the Company’s total revenues as of December 31, 2020, 2019, and 2018 respectively. The Company sold products through its Ecoservices segment to customer B, which accounted for 10.8% of the Company’s total revenues as of December 31, 2018.

	December 31,
	2020	2019
Long-lived assets (1) :
United States	$555,558	$583,700
Other foreign countries	65,095	58,540

Total	$620,653	$642,240

(1)	Long-lived assets includes property, plant and equipment, net and right-of-use lease assets.